Shareholder Report, Average Annual Return (Details)	1 Months Ended	5 Months Ended	12 Months Ended	29 Months Ended	60 Months Ended	96 Months Ended	116 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000234391
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Carbon Transition & Infrastructure ETF (at NAV) $11,947
Average Annual Return, Percent			22.83%	7.64%
C000243703
Average Annual Return [Line Items]
Line Graph and Table Measure Name			China Equity ETF (at NAV) $12,249
Average Annual Return, Percent			(11.77%)		(5.63%)			2.06%
C000237927
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Commodity Strategy ETF (at NAV) $10,277
Average Annual Return, Percent			(2.97%)		8.88%			0.28%
C000251139
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%
C000234392
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Disrupters ETF (at NAV) $12,331
Average Annual Return, Percent			27.04%	9.08%
C000243704
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Real Estate ETF (at NAV) $15,384
Average Annual Return, Percent			16.17%		2.43%		4.55%
C000234393
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Next Generation Connected Consumer ETF (at NAV) $9,576
Average Annual Return, Percent			6.91%	(1.63%)
C000245650
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Option Strategy ETF (at NAV) $17,998
Average Annual Return, Percent			10.92%		8.59%	7.66%
C000248517
Average Annual Return [Line Items]
Average Annual Return, Percent		3.92%
Without Sales Load [Member] | C000234391
Average Annual Return [Line Items]
Average Annual Return, Percent			23.31%	7.68%
Without Sales Load [Member] | C000243703
Average Annual Return [Line Items]
Average Annual Return, Percent			(11.84%)		(5.64%)			2.05%
Without Sales Load [Member] | C000237927
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.88%)		8.86%			0.27%
Without Sales Load [Member] | C000251139
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%
Without Sales Load [Member] | C000234392
Average Annual Return [Line Items]
Average Annual Return, Percent			27.26%	9.10%
Without Sales Load [Member] | C000243704
Average Annual Return [Line Items]
Average Annual Return, Percent			16.10%		2.43%		4.55%
Without Sales Load [Member] | C000234393
Average Annual Return [Line Items]
Average Annual Return, Percent			7.07%	(1.79%)
Without Sales Load [Member] | C000245650
Average Annual Return [Line Items]
Average Annual Return, Percent			10.87%		8.59%	7.66%
Without Sales Load [Member] | C000248517
Average Annual Return [Line Items]
Average Annual Return, Percent		3.95%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index (Net) $12,369
Average Annual Return, Percent			23.44%	9.24%
Nueberger Index: MSCI China All Shares Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI China All Shares Index (Net) $11,545
Average Annual Return, Percent			(4.71%)		(2.02%)			1.45%
Bloomberg Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index $8,967
Average Annual Return, Percent			(4.39%)		7.02%			(1.08%)
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $12,863
Average Annual Return, Percent			26.14%	11.03%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index (Net) $23,593
Average Annual Return, Percent			23.44%		12.14%		9.27%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index (Net) $12,369
Average Annual Return, Percent			23.44%	9.24%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $30,261
Average Annual Return, Percent			27.14%		15.92%	14.92%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.23%
Nueberger Index: MSCI China A Onshore Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI China A Onshore Index (Net) $12,274
Average Annual Return, Percent			(9.16%)		(0.13%)			2.07%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $13,750
Average Annual Return, Percent			30.75%	14.15%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $11,808
Average Annual Return, Percent			19.07%	7.15%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index $11,476
Average Annual Return, Percent			17.67%	5.89%
Nueberger Index: FTSE EPRA Nareit Developed Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Nareit Developed Index (Net) $13,248
Average Annual Return, Percent			17.45%		1.26%		2.95%
50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $14,949
Average Annual Return, Percent			12.60%		6.03%	5.18%
Nueberger Index: Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.86%